Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025	Oct. 31, 2024
Financial assets
Interest-bearing deposits with banks	$ 53,073	$ 50,364
Trading
Trading securities	229,840	219,067
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	279,800	309,683
Loans	1,054,881	1,042,422
Derivatives
Derivatives	170,830	177,206
Deposits
Personal	530,313	529,740
Business and government	949,378	946,314
Bank	62,525	39,562
Other
Obligations related to securities sold short	47,809	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	288,016	289,516
Derivatives
Total derivatives	170,731	183,953
Subordinated liabilities	11,875	13,961
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,835)	(2,067)
Financial assets	(1,835)	(2,067)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,835)	(2,067)
Financial liabilities	(1,835)	(2,067)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	124,635	118,691
Investment
Investment securities	38,228	32,453
Derivatives
Total gross derivatives, assets	4,186	11,478
Other assets	6,207	6,108
Financial assets	173,256	168,730
Other
Obligations related to securities sold short	14,550	18,678
Derivatives
Total gross derivatives, liabilities	4,465	12,657
Financial liabilities	19,015	31,335
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	43,786	40,455
Trading
Trading securities	102,345	97,481
Investment
Investment securities	221,840	208,597
Assets purchased under reverse repurchase agreements and securities borrowed	214,448	226,213
Loans	11,846	10,710
Derivatives
Total gross derivatives, assets	168,147	167,333
Other assets	13,758	8,270
Financial assets	776,170	759,059
Deposits
Personal	42,217	41,943
Business and government	170,177	169,003
Bank	3,401	2,908
Other
Obligations related to securities sold short	33,259	31,213
Obligations related to assets sold under repurchase agreements and securities loaned	245,561	242,916
Derivatives
Total gross derivatives, liabilities	166,792	172,016
Other liabilities	21,567	21,688
Subordinated liabilities	218	232
Financial liabilities	683,192	681,919
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,860	2,895
Investment
Investment securities	735	745
Loans	1,357	1,274
Derivatives
Total gross derivatives, assets	332	462
Other assets	3	4
Financial assets	5,287	5,380
Deposits
Personal	189	301
Derivatives
Total gross derivatives, liabilities	1,309	1,347
Financial liabilities	1,498	1,648
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	11,064	17,707
Investment
Investment securities	30,036	30,110
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	1,618	2,864
Investment
Investment securities	11,865	9,756
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	18,315	16,891
Investment
Investment securities	13,504	11,318
Total gross fair value [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,078	435
Investment
Investment securities	327	196
Total gross fair value [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	42,058	40,322
Investment
Investment securities	141,034	130,495
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	8,791	7,152
Investment
Investment securities	7,283	1,600
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	7,880	7,265
Investment
Investment securities	9,563	10,333
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	79	74
Investment
Investment securities	2,542	2,645
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	30	29
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,667	1,295
Investment
Investment securities	9,639	10,139
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	27,363	25,957
Investment
Investment securities	33,191	33,544
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	30	32
Investment
Investment securities	127	134
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	103,702	93,397
Investment
Investment securities	582	547
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	3,365	2,813
Investment
Investment securities	502	367
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,830	2,863
Investment
Investment securities	578	582
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	25,512	25,871
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	229	293
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	92,302	100,604
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	6	102
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	342	350
Total gross fair value [member] | Credit derivatives [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	1	2
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	4,186	11,478
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	51,126	41,543
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	152	110
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,135)	(1,035)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	(56)	(45)
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	21,293	20,679
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	886	901
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	85,344	95,045
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	50	46
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	255	262
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	4,465	12,657
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	60,222	56,287
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	386	366
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(322)	(257)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(13)	34
Recurring [member]
Financial assets
Interest-bearing deposits with banks	43,786	40,455
Trading
Trading securities	229,840	219,067
Investment
Investment securities	260,803	241,795
Assets purchased under reverse repurchase agreements and securities borrowed	214,448	226,213
Loans	13,203	11,984
Derivatives
Total gross derivatives, assets	172,665	179,273
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,835)	(2,067)
Derivatives	170,830	177,206
Other assets	19,968	14,382
Financial assets	952,878	931,102
Deposits
Personal	42,406	42,244
Business and government	170,177	169,003
Bank	3,401	2,908
Other
Obligations related to securities sold short	47,809	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	245,561	242,916
Derivatives
Total gross derivatives, liabilities	172,566	186,020
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,835)	(2,067)
Total derivatives	170,731	183,953
Other liabilities	21,567	21,688
Subordinated liabilities	218	232
Financial liabilities	701,870	712,835
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(189)	(301)	$ (634)	$ (478)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	12,682	20,571
Investment
Investment securities	41,901	39,866
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	18,315	16,891
Investment
Investment securities	13,504	11,318
Recurring [member] | United States (U.S.) federal, state, municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	43,136	40,757
Investment
Investment securities	141,361	130,691
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	16,671	14,417
Investment
Investment securities	16,846	11,933
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	79	74
Investment
Investment securities	2,572	2,674
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,667	1,295
Investment
Investment securities	9,639	10,139
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	27,393	25,989
Investment
Investment securities	33,318	33,678
Recurring [member] | Equity securities [member]
Trading
Trading securities	109,897	99,073
Investment
Investment securities	1,662	1,496
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	25,741	26,164
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	92,308	100,706
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	343	352
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	55,464	53,131
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,191)	(1,080)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	22,179	21,580
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	85,394	95,091
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	255	262
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	65,073	69,310
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (335)	$ (223)